Loans Principal, Interest and Financing Service Fee Receivables - Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables (Details) - CNY (¥)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables [Line Items]
Total current	¥ 674,796,805	¥ 4,565,374,595
Total loans	1,358,158,651	6,510,850,772
Total non-accrual	483,249,029	552,061,223
1 - 30 days past due [Member]
Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables [Line Items]
Total loans	64,184,608	571,256,410
31 - 90 days past due [Member]
Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables [Line Items]
Total loans	135,928,209	822,158,544
91 - 180 days past due [Member]
Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables [Line Items]
Total loans	307,289,000	347,140,598
181 - 270 days past due [Member]
Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables [Line Items]
Total loans	175,960,029	204,723,794
271 - 360 days past due [Member]
Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables [Line Items]
Total loans
361 days past due [Member]
Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables [Line Items]
Total loans		196,831
First lien [Member]
Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables [Line Items]
Total current	376,026,761	1,743,448,927
Total loans	638,740,734	2,475,754,706
Total non-accrual	185,048,520	223,629,316
First lien [Member] | 1 - 30 days past due [Member]
Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables [Line Items]
Total loans	29,038,669	211,649,445
First lien [Member] | 31 - 90 days past due [Member]
Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables [Line Items]
Total loans	48,626,784	297,027,019
First lien [Member] | 91 - 180 days past due [Member]
Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables [Line Items]
Total loans	126,348,839	152,995,572
First lien [Member] | 181 - 270 days past due [Member]
Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables [Line Items]
Total loans	58,699,681	70,512,116
First lien [Member] | 271 - 360 days past due [Member]
Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables [Line Items]
Total loans
First lien [Member] | 361 days past due [Member]
Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables [Line Items]
Total loans		121,628
Second lien [Member]
Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables [Line Items]
Total current	298,770,044	2,821,925,668
Total loans	719,417,916	4,035,096,066
Total non-accrual	298,200,509	328,431,907
Second lien [Member] | 1 - 30 days past due [Member]
Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables [Line Items]
Total loans	35,145,938	359,606,965
Second lien [Member] | 31 - 90 days past due [Member]
Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables [Line Items]
Total loans	87,301,425	525,131,525
Second lien [Member] | 91 - 180 days past due [Member]
Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables [Line Items]
Total loans	180,940,161	194,145,026
Second lien [Member] | 181 - 270 days past due [Member]
Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables [Line Items]
Total loans	117,260,348	134,211,678
Second lien [Member] | 271 - 360 days past due [Member]
Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables [Line Items]
Total loans
Second lien [Member] | 361 days past due [Member]
Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables [Line Items]
Total loans		¥ 75,203